Summary of Revenues by Payor Type (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues	$ 1,209,676	[1]	$ 1,175,445	[1]	$ 1,191,030	[1]	$ 1,259,434	[1]	$ 1,220,012	[1]	$ 1,198,023	[1]	$ 1,200,632	[1]	$ 1,237,475	[1]	$ 4,835,585	$ 4,856,142	$ 4,160,108
Medicare
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	2,007,690	2,041,016	1,803,342
Medicaid
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	572,461	557,442	556,996
Medicare Advantage
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	367,643	352,436	306,383
Other Payor
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	2,097,141	2,108,702	1,674,128
Amount Before Eliminations
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	5,044,935	5,059,596	4,340,849
Eliminations
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Revenues																	$ (209,350)	$ (203,454)	$ (180,741)

[1]	(a) See accompanying discussion of certain quarterly items.